Commitments & Contingencies - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Aug. 06, 2021	Aug. 03, 2021	Jul. 29, 2021	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 20, 2023	Dec. 31, 2021	Jul. 14, 2021
Deferred Underwriting Fees Payable Noncurrent					$ 0	$ 5,405,436	$ 5,405,436	$ 5,405,436
NonRisk Incentive Private Shares [Member] | Maximum [Member] | Sponsor [Member]
Percentage of ownership shares through initial Business Combination									10.00%
Risk Incentive Private Shares [Member] | Minimum [Member] | Sponsor [Member]
Percentage of ownership shares through initial Business Combination									10.00%
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Stock shares issued during the period shares				2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		444,103
Stock Issued During Period, Value, Stock Options Exercised		$ 4,441,030
Cash underwriting discount percent	2.00%		2.00%
Payment of underwriting discount	$ 88,820		$ 3,000,000
Deferred underwriting fee percent					3.50%	3.50%
Deferred underwriting commission					$ 5,405,436	$ 5,405,436